Derivatives - Impact of the accumulated amount of fair hedge adjustments (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 GBP (£) ₨ / £	Dec. 31, 2023 GBP (£) $ / £	Dec. 31, 2023 GBP (£) SFr / £	Dec. 31, 2023 GBP (£) ¥ / £	Dec. 31, 2023 GBP (£) ¥ / $	Dec. 31, 2023 GBP (£) kr / $	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 GBP (£) ₨ / £	Dec. 31, 2022 GBP (£) $ / £	Dec. 31, 2022 GBP (£) SFr / £	Dec. 31, 2022 GBP (£) ¥ / £	Dec. 31, 2022 GBP (£) ¥ / $	Dec. 31, 2022 GBP (£) kr / $	Dec. 31, 2021 GBP (£)
Derivatives
Derivatives notional (£bn)								£ 13,925,000	£ 13,925,000	£ 13,925,000	£ 13,925,000	£ 13,925,000	£ 13,925,000	£ 13,925,000
Fair value hedging
Derivatives
Changes in fair value used for hedge ineffectiveness	£ (364)							(442)							£ (846)
Carrying value adjustment for discontinued fair value hedges	57							61
Fair value hedging | Interest rate risk
Derivatives
Carrying value of hedged assets	28,559	£ 28,559	£ 28,559	£ 28,559	£ 28,559	£ 28,559	£ 28,559	18,661	18,661	18,661	18,661	18,661	18,661	18,661
Carrying value of hedged liabilities	42,396	42,396	42,396	42,396	42,396	42,396	42,396	41,925	41,925	41,925	41,925	41,925	41,925	41,925
Impact on hedged items included in carrying value, assets	(142)	(142)	(142)	(142)	(142)	(142)	(142)	(1,448)	(1,448)	(1,448)	(1,448)	(1,448)	(1,448)	(1,448)
Impact on hedged items included in carrying value, liabilities	(1,474)	(1,474)	(1,474)	(1,474)	(1,474)	(1,474)	(1,474)
Fair value hedging | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	28,500	28,500	28,500	28,500	28,500	28,500	28,500	19,800	19,800	19,800	19,800	19,800	19,800	19,800
Changes in fair value used for hedge ineffectiveness	803							(3,761)
Fair value hedging | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	39,100	39,100	39,100	39,100	39,100	39,100	39,100	38,900	38,900	38,900	38,900	38,900	38,900	38,900
Impact on hedged items included in carrying value, liabilities								(2,772)	(2,772)	(2,772)	(2,772)	(2,772)	(2,772)	(2,772)
Changes in fair value used for hedge ineffectiveness	(1,167)							3,319
Fair value hedging | Interest rate risk | Bank and customer deposits
Derivatives
Carrying value of hedged liabilities	745	745	745	745	745	745	745	565	565	565	565	565	565	565
Impact on hedged items included in carrying value, liabilities	(3)	(3)	(3)	(3)	(3)	(3)	(3)	(3)	(3)	(3)	(3)	(3)	(3)	(3)
Changes in fair value used for hedge ineffectiveness	(6)							3
Fair value hedging | Interest rate risk | Financial liabilities (other) | Debt securities in issue
Derivatives
Carrying value of hedged liabilities	36,305	36,305	36,305	36,305	36,305	36,305	36,305	35,856	35,856	35,856	35,856	35,856	35,856	35,856
Impact on hedged items included in carrying value, liabilities	(1,151)	(1,151)	(1,151)	(1,151)	(1,151)	(1,151)	(1,151)	(2,222)	(2,222)	(2,222)	(2,222)	(2,222)	(2,222)	(2,222)
Changes in fair value used for hedge ineffectiveness	(1,023)							2,790
Fair value hedging | Interest rate risk | Financial liabilities, subordinated
Derivatives
Carrying value of hedged liabilities	5,346	5,346	5,346	5,346	5,346	5,346	5,346	5,504	5,504	5,504	5,504	5,504	5,504	5,504
Impact on hedged items included in carrying value, liabilities	(320)	(320)	(320)	(320)	(320)	(320)	(320)	(547)	(547)	(547)	(547)	(547)	(547)	(547)
Changes in fair value used for hedge ineffectiveness	(138)							526
Fair value hedging | Interest rate risk | Loans to banks and customers | Amortised cost
Derivatives
Carrying value of hedged assets	5,663	5,663	5,663	5,663	5,663	5,663	5,663	5,764	5,764	5,764	5,764	5,764	5,764	5,764
Impact on hedged items included in carrying value, assets	(316)	(316)	(316)	(316)	(316)	(316)	(316)	(526)	(526)	(526)	(526)	(526)	(526)	(526)
Changes in fair value used for hedge ineffectiveness	167							(1,236)
Fair value hedging | Interest rate risk | Other financial assets - Securities
Derivatives
Carrying value of hedged assets	22,896	22,896	22,896	22,896	22,896	22,896	22,896	12,897	12,897	12,897	12,897	12,897	12,897	12,897
Impact on hedged items included in carrying value, assets	174	174	174	174	174	174	174	(922)	(922)	(922)	(922)	(922)	(922)	(922)
Changes in fair value used for hedge ineffectiveness	636							(2,525)
Fair value hedging | 0-3 months | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	100	100	100	100	100	100	100	500	500	500	500	500	500	500
Fair value hedging | 0-3 months | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	2,700	2,700	2,700	2,700	2,700	2,700	2,700	1,000	1,000	1,000	1,000	1,000	1,000	1,000
Fair value hedging | 3-12 months | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	1,700	1,700	1,700	1,700	1,700	1,700	1,700	1,900	1,900	1,900	1,900	1,900	1,900	1,900
Fair value hedging | 3-12 months | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	3,300	3,300	3,300	3,300	3,300	3,300	3,300	2,900	2,900	2,900	2,900	2,900	2,900	2,900
Fair value hedging | More than 1 year but less than 3 years | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	7,100	7,100	7,100	7,100	7,100	7,100	7,100	4,700	4,700	4,700	4,700	4,700	4,700	4,700
Fair value hedging | More than 1 year but less than 3 years | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	13,400	13,400	13,400	13,400	13,400	13,400	13,400	14,600	14,600	14,600	14,600	14,600	14,600	14,600
Fair value hedging | More than 3 years but less than 5 years | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	9,000	9,000	9,000	9,000	9,000	9,000	9,000	4,900	4,900	4,900	4,900	4,900	4,900	4,900
Fair value hedging | More than 3 years but less than 5 years | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	11,300	11,300	11,300	11,300	11,300	11,300	11,300	10,300	10,300	10,300	10,300	10,300	10,300	10,300
Fair value hedging | 5-10 years | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	5,900	5,900	5,900	5,900	5,900	5,900	5,900	4,200	4,200	4,200	4,200	4,200	4,200	4,200
Fair value hedging | 5-10 years | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	7,700	7,700	7,700	7,700	7,700	7,700	7,700	9,600	9,600	9,600	9,600	9,600	9,600	9,600
Fair value hedging | Over 10 years | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	4,700	4,700	4,700	4,700	4,700	4,700	4,700	3,600	3,600	3,600	3,600	3,600	3,600	3,600
Fair value hedging | Over 10 years | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	700	700	700	700	700	700	700	500	500	500	500	500	500	500
Cash flow hedging | Interest rate risk
Derivatives
Carrying value of hedged assets	85,206	85,206	85,206	85,206	85,206	85,206	85,206	94,388	94,388	94,388	94,388	94,388	94,388	94,388
Carrying value of hedged liabilities	54,831	54,831	54,831	54,831	54,831	54,831	54,831	73,181	73,181	73,181	73,181	73,181	73,181	73,181
Cash flow hedging | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	£ 85,200	£ 85,200	£ 85,200	£ 85,200	£ 85,200	£ 85,200	£ 85,200	£ 94,500	£ 94,500	£ 94,500	£ 94,500	£ 94,500	£ 94,500	£ 94,500
Average fixed interest rate	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%
Changes in fair value used for hedge ineffectiveness	£ (2,818)							£ 5,336
Cash flow hedging | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	£ 54,800	£ 54,800	£ 54,800	£ 54,800	£ 54,800	£ 54,800	£ 54,800	£ 73,100	£ 73,100	£ 73,100	£ 73,100	£ 73,100	£ 73,100	£ 73,100
Average fixed interest rate	3.79%	3.79%	3.79%	3.79%	3.79%	3.79%	3.79%	1.63%	1.63%	1.63%	1.63%	1.63%	1.63%	1.63%
Changes in fair value used for hedge ineffectiveness	£ 1,617							£ (2,054)
Cash flow hedging | Interest rate risk | Bank and customer deposits
Derivatives
Carrying value of hedged liabilities	54,675	£ 54,675	£ 54,675	£ 54,675	£ 54,675	£ 54,675	£ 54,675	72,610	£ 72,610	£ 72,610	£ 72,610	£ 72,610	£ 72,610	£ 72,610
Changes in fair value used for hedge ineffectiveness	1,610							(2,008)
Cash flow hedging | Interest rate risk | Financial liabilities (other) | Debt securities in issue
Derivatives
Carrying value of hedged liabilities	156	156	156	156	156	156	156	571	571	571	571	571	571	571
Changes in fair value used for hedge ineffectiveness	7							(46)
Cash flow hedging | Interest rate risk | Loans to banks and customers | Amortised cost
Derivatives
Carrying value of hedged assets	84,583	84,583	84,583	84,583	84,583	84,583	84,583	93,212	93,212	93,212	93,212	93,212	93,212	93,212
Changes in fair value used for hedge ineffectiveness	(2,796)							5,263
Cash flow hedging | Interest rate risk | Other financial assets - Securities
Derivatives
Carrying value of hedged assets	623	£ 623	£ 623	£ 623	£ 623	£ 623	£ 623	1,176	£ 1,176	£ 1,176	£ 1,176	£ 1,176	£ 1,176	£ 1,176
Changes in fair value used for hedge ineffectiveness	(22)							73
Cash flow hedging | Exchange rate risk
Derivatives
Average foreign exchange rate		105.03	1.28	1.08	170.54	129.75	9.21		100.54	1.29	1.15	132.89	128.29	9.21
Carrying value of hedged assets	2,422	£ 2,422	£ 2,422	£ 2,422	£ 2,422	£ 2,422	£ 2,422
Carrying value of hedged liabilities	11,661	11,661	11,661	11,661	11,661	11,661	11,661	4,345	£ 4,345	£ 4,345	£ 4,345	£ 4,345	£ 4,345	£ 4,345
Cash flow hedging | Exchange rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	2,600	2,600	2,600	2,600	2,600	2,600	2,600	100	100	100	100	100	100	100
Cash flow hedging | Exchange rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	14,300	14,300	14,300	14,300	14,300	14,300	14,300	6,200	6,200	6,200	6,200	6,200	6,200	6,200
Changes in fair value used for hedge ineffectiveness	12							3
Cash flow hedging | Exchange rate risk | Financial liabilities (other)
Derivatives
Carrying value of hedged liabilities	201	201	201	201	201	201	201	204	204	204	204	204	204	204
Changes in fair value used for hedge ineffectiveness	3							5
Cash flow hedging | Exchange rate risk | Financial liabilities (other) | Debt securities in issue
Derivatives
Carrying value of hedged liabilities	11,460	11,460	11,460	11,460	11,460	11,460	11,460	4,141	4,141	4,141	4,141	4,141	4,141	4,141
Changes in fair value used for hedge ineffectiveness	9							(2)
Cash flow hedging | Exchange rate risk | Loans to banks and customers | Amortised cost
Derivatives
Carrying value of hedged assets	583	583	583	583	583	583	583
Cash flow hedging | Exchange rate risk | Other financial assets - Securities
Derivatives
Carrying value of hedged assets	1,839	1,839	1,839	1,839	1,839	1,839	1,839
Cash flow hedging | 0-3 months | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	£ 3,900	£ 3,900	£ 3,900	£ 3,900	£ 3,900	£ 3,900	£ 3,900	£ 6,600	£ 6,600	£ 6,600	£ 6,600	£ 6,600	£ 6,600	£ 6,600
Average fixed interest rate	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%
Cash flow hedging | 0-3 months | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	£ 800	£ 800	£ 800	£ 800	£ 800	£ 800	£ 800	£ 17,300	£ 17,300	£ 17,300	£ 17,300	£ 17,300	£ 17,300	£ 17,300
Average fixed interest rate	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%
Cash flow hedging | 0-3 months | Exchange rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	£ 300	£ 300	£ 300	£ 300	£ 300	£ 300	£ 300	£ 100	£ 100	£ 100	£ 100	£ 100	£ 100	£ 100
Cash flow hedging | 0-3 months | Exchange rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	8,400	8,400	8,400	8,400	8,400	8,400	8,400
Cash flow hedging | 3-12 months | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	£ 14,500	£ 14,500	£ 14,500	£ 14,500	£ 14,500	£ 14,500	£ 14,500	£ 9,400	£ 9,400	£ 9,400	£ 9,400	£ 9,400	£ 9,400	£ 9,400
Average fixed interest rate	2.46%	2.46%	2.46%	2.46%	2.46%	2.46%	2.46%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%
Cash flow hedging | 3-12 months | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	£ 3,900	£ 3,900	£ 3,900	£ 3,900	£ 3,900	£ 3,900	£ 3,900	£ 26,800	£ 26,800	£ 26,800	£ 26,800	£ 26,800	£ 26,800	£ 26,800
Average fixed interest rate	2.54%	2.54%	2.54%	2.54%	2.54%	2.54%	2.54%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Cash flow hedging | 3-12 months | Exchange rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	£ 700	£ 700	£ 700	£ 700	£ 700	£ 700	£ 700
Cash flow hedging | 3-12 months | Exchange rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	800	800	800	800	800	800	800	£ 1,100	£ 1,100	£ 1,100	£ 1,100	£ 1,100	£ 1,100	£ 1,100
Cash flow hedging | More than 1 year but less than 3 years | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	£ 33,900	£ 33,900	£ 33,900	£ 33,900	£ 33,900	£ 33,900	£ 33,900	£ 46,500	£ 46,500	£ 46,500	£ 46,500	£ 46,500	£ 46,500	£ 46,500
Average fixed interest rate	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%	1.71%	1.71%	1.71%	1.71%	1.71%	1.71%	1.71%
Cash flow hedging | More than 1 year but less than 3 years | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	£ 39,100	£ 39,100	£ 39,100	£ 39,100	£ 39,100	£ 39,100	£ 39,100	£ 15,700	£ 15,700	£ 15,700	£ 15,700	£ 15,700	£ 15,700	£ 15,700
Average fixed interest rate	4.36%	4.36%	4.36%	4.36%	4.36%	4.36%	4.36%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
Cash flow hedging | More than 1 year but less than 3 years | Exchange rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	£ 1,600	£ 1,600	£ 1,600	£ 1,600	£ 1,600	£ 1,600	£ 1,600
Cash flow hedging | More than 1 year but less than 3 years | Exchange rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	2,400	2,400	2,400	2,400	2,400	2,400	2,400	£ 2,800	£ 2,800	£ 2,800	£ 2,800	£ 2,800	£ 2,800	£ 2,800
Cash flow hedging | More than 3 years but less than 5 years | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	£ 22,800	£ 22,800	£ 22,800	£ 22,800	£ 22,800	£ 22,800	£ 22,800	£ 21,900	£ 21,900	£ 21,900	£ 21,900	£ 21,900	£ 21,900	£ 21,900
Average fixed interest rate	3.30%	3.30%	3.30%	3.30%	3.30%	3.30%	3.30%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%
Cash flow hedging | More than 3 years but less than 5 years | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	£ 10,100	£ 10,100	£ 10,100	£ 10,100	£ 10,100	£ 10,100	£ 10,100	£ 5,100	£ 5,100	£ 5,100	£ 5,100	£ 5,100	£ 5,100	£ 5,100
Average fixed interest rate	2.28%	2.28%	2.28%	2.28%	2.28%	2.28%	2.28%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%
Cash flow hedging | More than 3 years but less than 5 years | Exchange rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	£ 2,500	£ 2,500	£ 2,500	£ 2,500	£ 2,500	£ 2,500	£ 2,500	£ 2,100	£ 2,100	£ 2,100	£ 2,100	£ 2,100	£ 2,100	£ 2,100
Cash flow hedging | 5-10 years | Interest rate risk | Hedging assets
Derivatives
Derivatives notional (£bn)	£ 10,100	£ 10,100	£ 10,100	£ 10,100	£ 10,100	£ 10,100	£ 10,100	£ 10,100	£ 10,100	£ 10,100	£ 10,100	£ 10,100	£ 10,100	£ 10,100
Average fixed interest rate	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%
Cash flow hedging | 5-10 years | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	£ 300	£ 300	£ 300	£ 300	£ 300	£ 300	£ 300	£ 7,500	£ 7,500	£ 7,500	£ 7,500	£ 7,500	£ 7,500	£ 7,500
Average fixed interest rate	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.68%	2.68%	2.68%	2.68%	2.68%	2.68%	2.68%
Cash flow hedging | 5-10 years | Exchange rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	£ 200	£ 200	£ 200	£ 200	£ 200	£ 200	£ 200	£ 200	£ 200	£ 200	£ 200	£ 200	£ 200	£ 200
Cash flow hedging | Over 10 years | Interest rate risk | Hedging liabilities
Derivatives
Derivatives notional (£bn)	£ 600	£ 600	£ 600	£ 600	£ 600	£ 600	£ 600	£ 700	£ 700	£ 700	£ 700	£ 700	£ 700	£ 700
Cash flow hedging | 10-20 years | Interest rate risk | Hedging assets
Derivatives
Average fixed interest rate	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%
Cash flow hedging | 10-20 years | Interest rate risk | Hedging liabilities
Derivatives
Average fixed interest rate	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.55%	4.55%	4.55%	4.55%	4.55%	4.55%	4.55%